Capital structure - Authorized Capital (Details)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 £ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Common shares, par value (in BMD per share)	$ 0.01			$ 0.01
US dollars
Class of Stock [Line Items]
Preferred shares, authorized (in shares) | shares	110,200,001	110,200,001	110,200,001
Preference shares, par value (in dollars per share or pounds per share)	$ 0.01
United Kingdom pounds
Class of Stock [Line Items]
Preferred shares, authorized (in shares) | shares	50,000,000	50,000,000	50,000,000
Preference shares, par value (in dollars per share or pounds per share) | £ / shares			£ 0.01
Common Stock Issued and Common Stock Authorized but Unissued
Class of Stock [Line Items]
Common shares, par value (in BMD per share)		$ 0.01
Voting Common Stock
Class of Stock [Line Items]
Common shares, par value (in BMD per share)		$ 0.01
Common shares, authorized (in shares) | shares	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Non-voting Common Stock
Class of Stock [Line Items]
Common shares, par value (in BMD per share)		$ 0.01
Common shares, authorized (in shares) | shares	6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000